Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
The Magna Group of Companies Retirement Savings Plans
Description of the Plan
Schedule of vesting for the historical deferred profit-sharing portion of the plan

Full Years of Service	Vested Percentage (%)
Less than 1	0
1	30
2	40
3	60
4	80
5 and after	100